American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
April 30, 2020

One Choice Portfolio: Conservative - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 36.4%
Equity Growth Fund Investor Class	1,424,677	40,475,068
Growth Fund Investor Class	1,859,572	65,661,478
Heritage Fund Investor Class	1,851,281	35,396,496
Large Company Value Fund Investor Class	8,478,465	77,323,599
Mid Cap Value Fund Investor Class	4,732,259	64,784,625
NT Disciplined Growth Fund Investor Class	2,593,871	33,175,614
Small Cap Growth Fund Investor Class	720,897	11,995,720
Small Cap Value Fund Investor Class	1,933,337	11,426,019
Sustainable Equity Fund Investor Class	2,704,257	79,640,368
		419,878,987
Domestic Fixed Income Funds — 33.8%
Diversified Bond Fund Investor Class	20,646,628	233,513,364
Inflation-Adjusted Bond Fund Investor Class	6,500,364	77,744,354
NT High Income Fund Investor Class	2,637,898	22,342,997
Short Duration Inflation Protection Bond Fund Investor Class	5,535,180	56,182,074
		389,782,789
International Fixed Income Funds — 14.1%
Emerging Markets Debt Fund Investor Class	2,337,777	22,232,257
Global Bond Fund Investor Class	7,832,681	79,031,755
International Bond Fund Investor Class(2)	4,899,236	62,024,323
		163,288,335
International Equity Funds — 10.8%
International Growth Fund Investor Class	4,021,562	45,081,710
NT Global Real Estate Fund Investor Class	1,853,127	16,919,049
NT International Small-Mid Cap Fund Investor Class	1,338,840	12,277,167
NT International Value Fund Investor Class	6,824,450	50,500,932
		124,778,858
Money Market Funds — 4.9%
U.S. Government Money Market Fund Investor Class	56,794,393	56,794,393
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,073,760,384)		1,154,523,362
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,154,523,362

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$90,373	$6,385	$41,937	$(14,346)	$40,475	1,425	$11,045	$3,962
Growth Fund	76,681	23,010	28,703	(5,327)	65,661	1,860	5,673	4,317
Heritage Fund	35,071	6,602	1,241	(5,035)	35,397	1,851	75	3,668
Large Company Value Fund	84,227	15,998	13,202	(9,699)	77,324	8,478	542	1,717
Mid Cap Value Fund	69,064	8,584	3,983	(8,880)	64,785	4,732	251	674
NT Disciplined Growth Fund	19,525	14,059	795	387	33,176	2,594	25	1,671
Small Cap Growth Fund	—	12,264	51	(217)	11,996	721	(2)	471
Small Cap Value Fund	—	13,416	51	(1,939)	11,426	1,933	—	193
Sustainable Equity Fund	—	86,530	2,721	(4,169)	79,640	2,704	(565)	468
Diversified Bond Fund	253,763	21,644	50,584	8,690	233,513	20,647	1,413	4,165
Inflation-Adjusted Bond Fund	87,634	2,092	14,408	2,426	77,744	6,500	(501)	1,518
NT High Income Fund	25,761	1,060	1,391	(3,087)	22,343	2,638	(77)	1,060
Short Duration Inflation Protection Bond Fund	62,439	1,882	7,468	(671)	56,182	5,535	(221)	1,063
Emerging Markets Debt Fund	25,875	741	2,269	(2,115)	22,232	2,338	(49)	741
Global Bond Fund	87,935	2,911	9,852	(1,962)	79,032	7,833	(30)	1,787
International Bond Fund(3)	68,141	1,794	6,544	(1,367)	62,024	4,899	(388)	—
International Growth Fund	49,974	6,286	9,227	(1,951)	45,082	4,022	702	238
NT Global Real Estate Fund	19,168	1,518	1,193	(2,574)	16,919	1,853	156	800
NT International Small-Mid Cap Fund	13,089	1,431	1,348	(895)	12,277	1,339	(55)	228
NT International Value Fund	54,469	12,370	8,759	(7,579)	50,501	6,824	(1,270)	2,111
U.S. Government Money Market Fund	73,609	3,311	20,126	—	56,794	56,794	—	667
Core Equity Plus Fund	28,913	949	23,298	(6,564)	—	—	6,183	949
Small Company Fund	15,561	1,381	11,069	(5,873)	—	—	6,268	44
	$1,241,272	$246,218	$260,220	$(72,747)	$1,154,523	147,520	$29,175	$32,512

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.